PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT.
Summary of changes in property, plant and equipment

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Cost of the property, plant, and equipment	buildings	and installations	equipment	construction	Others	Total
Balances as of January 1, 2023	10,430,215	38,638,694	1,022,633	3,714,681	1,374,158	55,180,381
Additions	93,945	211,267	15,337	5,097,397	265,551	5,683,497
Assets retirement obligation	21,310	—	—	—	—	21,310
Capitalized interest	—	—	—	54,374	—	54,374
Transfers	708,827	2,335,980	96,450	(3,238,470)	97,213	—
Disposals	(33,995)	(344,697)	(5,598)	(2,739)	(18,487)	(405,516)
Foreign exchange effect	(346,911)	(1,761,512)	(41,713)	(108,693)	(15,786)	(2,274,615)
Balances as of December 31, 2023	10,873,391	39,079,732	1,087,109	5,516,550	1,702,649	58,259,431
Additions	29,238	163,145	5,045	5,720,273	265,387	6,183,088
Capitalized interest	—	—	—	125,729	—	125,729
Transfers	724,304	2,541,877	58,097	(3,352,066)	27,788	—
Disposals	(21,812)	(223,378)	(360,827)	(899)	(31,729)	(638,645)
Acquisition of company	65,290	114,819	—	123,818	32,836	336,763
Impairment of assets (Note 29.2)	(28,032)	(143,669)	(711)	—	(27,215)	(199,627)
Foreign exchange effect	1,101,743	5,829,519	101,414	466,718	77,391	7,576,785
Balances as of December 31, 2024	12,744,122	47,362,045	890,127	8,600,123	2,047,107	71,643,524
Additions	31,710	356,596	14,547	5,544,539	197,130	6,144,522
Capitalized interest	—	—	—	227,093	—	227,093
Transfers	1,030,723	4,407,066	84,994	(5,540,035)	17,252	—
Disposals	(82,964)	(447,211)	(4,139)	(19,910)	(87,665)	(641,889)
Acquisition of company (Note 3.4)	34,340	395,322	2,390	42,780	(5,179)	469,653
Impairment of assets (Note 29.2)	(344,348)	(1,183,250)	(2,218)	(47,814)	(13,739)	(1,591,369)
Foreign exchange effect	(512,033)	(1,971,503)	(27,970)	(146,288)	(3,168)	(2,660,962)
Balances as of December 31, 2025	12,901,550	48,919,065	957,731	8,660,488	2,151,738	73,590,572

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Accumulated depreciation	buildings	and installations	equipment	construction	Others	Total
Balances as of January 1, 2023	(5,716,422)	(27,719,696)	(918,769)	—	(402,760)	(34,757,647)
Depreciation	(542,419)	(1,773,479)	(62,072)	—	(72,227)	(2,450,197)
Transfers	30	(143)	113	—	—	—
Disposals	17,558	307,113	5,597	—	16,736	347,004
Foreign exchange effect	172,016	1,202,584	45,872	—	61,467	1,481,939
Balances as of December 31, 2023	(6,069,237)	(27,983,621)	(929,259)	—	(396,784)	(35,378,901)
Depreciation	(427,553)	(1,922,750)	(76,514)	—	(57,626)	(2,484,443)
Transfers	924	(814)	(135)	—	25	—
Disposals	10,421	219,650	360,770	—	31,365	622,206
Foreign exchange effect	(567,594)	(4,129,783)	(62,691)	—	(51,004)	(4,811,072)
Balances as of December 31, 2024	(7,053,039)	(33,817,318)	(707,829)	—	(474,024)	(42,052,210)
Depreciation	(462,279)	(2,332,157)	(91,877)	—	(105,660)	(2,991,973)
Disposals	27,301	409,819	3,339	—	48,868	489,327
Foreign exchange effect	279,829	1,290,955	33,861	—	472	1,605,117
Balances as of December 31, 2025	(7,208,188)	(34,448,701)	(762,506)	—	(530,344)	(42,949,739)

Net property, plant and equipment
Balances as of December 31, 2023	4,804,154	11,096,111	157,850	5,516,550	1,305,865	22,880,530
Balances as of December 31, 2024	5,691,083	13,544,727	182,298	8,600,123	1,573,083	29,591,314
Balances as of December 31, 2025	5,693,362	14,470,364	195,225	8,660,488	1,621,394	30,640,833

Summary of useful lives of property, plant and equipment

Useful lives of
property,
plant and equipment
Buildings	10 to 33 years
Machines, equipment, and installations	10 to 20 years
Furniture and fixture	5 to 10 years
Vehicles	3 to 5 years
Data electronic equipment	2.5 to 6 years